UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399

                 ----------------------------------------------

                             Henderson Global Funds

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                    Copy to:

             BRIAN C. BOOKER                            CATHY G. O'KELLY
        737 NORTH MICHIGAN AVENUE,             VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                SUITE 1950                          222 NORTH LASALLE STREET
         CHICAGO, ILLINOIS 60611                    CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2004

ITEM 1.           SCHEDULE OF INVESTMENTS.

HENDERSON EUROPEAN FOCUS FUND-- PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES                                                         VALUE

COMMON STOCKS - 94.48%

                AUSTRALIA - 0.66%
5,000,000       Centamin Egypt Ltd * .................  $  1,020,955
                                                        ------------
                AUSTRIA - 5.11%
   25,000       Andritz AG ...........................     1,536,134
   30,000       Erste Bank der oesterreichischen
                Sparkassen AG ........................     1,334,333
  125,000       Telekom Austria AG ...................     1,901,045
   80,000       Wienerberger AG ......................     3,171,701
                                                        ------------
                                                           7,943,213
                                                        ------------

                BELGIUM - 0.81%
   22,982       Omega Pharma S.A. ....................     1,256,860
                                                        ------------

                CZECH REPUBLIC - 0.84%
  100,000       Cesky Telecom A.S. ...................     1,311,283
                                                        ------------

                FINLAND - 1.79%
   46,463       Elcoteq Network Corp. ................     1,002,189
   90,000       UPM-Kymmene Oyj ......................     1,778,345
                                                        ------------
                                                           2,780,534
                                                        ------------

                FRANCE - 10.34%
   30,000       Compagnie de Saint-Gobain ............     1,646,404
  129,700       France Telecom S.A. ..................     3,710,263
  160,000       Iliad S.A. ...........................     4,560,723
   30,000       Renault S.A. .........................     2,508,806
   50,000       Sanofi-Synthelabo S.A. ...............     3,652,301
                                                        ------------
                                                          16,078,497
                                                        ------------

                GERMANY - 10.55%
   87,500       Deutsche Post AG .....................     1,708,869
   50,400       Hannover Rueckversicherung AG ........     1,640,942
   60,000       Hochtief AG ..........................     1,590,950
   46,800       Hypo Real Estate Holding AG * ........     1,749,249
  125,000       IVG Immobilen AG .....................     1,736,915
  200,000       MobilCom AG ..........................     3,401,165
  519,000       Pfleiderer AG ........................     4,585,034
                                                        ------------
                                                          16,413,124
                                                        ------------

                HUNGARY - 0.29%
    8,046       Mol Magyar Olaj-es Gazipari Rt. ......       449,817
                                                        ------------

                ITALY - 4.03%
  600,000       Azimut Holding SpA * .................     2,654,133
  400,100       Enel SpA .............................     3,616,236
                                                        ------------
                                                           6,270,369
                                                        ------------

                NETHERLANDS - 4.02%
   90,000       Aalberts Industries N.V. .............     3,349,026
  145,000       Buhrmann N.V. ........................     1,077,652
  230,000       New Skies Satellites N.V. ............     1,820,796
                                                        ------------
                                                           6,247,474
                                                        ------------

                NORWAY - 0.69%
   14,700       Norsk Hydro ASA ......................     1,078,414
                                                        ------------




                SPAIN - 6.56%
  200,000       ACS Actividades de Construccion y
                Servicios, S.A. ......................     3,872,842
   50,000       Altadis S.A. .........................     1,833,799
  280,000       Cintra Concesiones de Infraestructuras
                de Transporte SA * ...................     2,766,315
   80,000       Repsol YPF, S.A. .....................     1,732,708
                                                        ------------
                                                          10,205,664
                                                        ------------

                SWEDEN - 3.39%
  103,462       Oriflame Cosmetics S.A., SDR * .......     2,098,828
   50,000       Scania AB ............................     1,813,763
   36,000       Volvo AB .............................     1,361,696
                                                        ------------
                                                           5,274,287
                                                        ------------

                SWITZERLAND - 3.24%
   79,000       Credit Suisse Group * ................     2,699,249
   13,005       Kuehne & Nagel International AG ......     2,349,255
                                                        ------------
                                                           5,048,504
                                                        ------------

                UNITED KINGDOM - 40.41%
  533,090       Admiral Group plc * ..................     2,858,225
  155,000       British American Tobacco plc .........     2,331,776
  250,000       Center Parcs (UK) Group plc * ........       408,198
1,000,000       Egg plc * ............................     1,719,937
  800,000       Eircom Group plc * ...................     1,682,736
  150,000       Enterprise Inns plc ..................     1,703,426
1,424,000       Evolution Group plc ..................     3,957,892
  700,000       Halfords Group plc * .................     3,660,027
  205,366       Icap plc .............................       881,629
   65,000       Imperial Tobacco Group plc ...........     1,516,847
  250,000       Interserve plc .......................     1,354,164
  210,000       Isoft Group ..........................     1,433,189
  120,000       Kensington Group plc .................       847,585
   48,452       Man Group plc ........................     1,161,793
  600,000       MFI Furniture Group plc ..............     1,128,279
  338,983       Millfield Group * ....................       174,131
  150,000       NDS Group plc, ADR * .................     3,925,500
  340,000       Omega International Group plc * ......       935,646
  118,090       Persimmon plc ........................     1,338,884
  818,831       Photo-Me International plc   .........     1,573,583
  643,131       Premier Foods plc * ..................     2,628,201
  450,000       Punch Taverns plc ....................     4,565,402
1,300,000       Regal Petroleum plc * ................     8,168,556
  225,000       Rexam plc ............................     1,777,039
   70,000       Royal Bank of Scotland Group plc .....     2,061,173
  330,000       Shire Pharmaceutical Group plc .......     3,140,606
  130,000       Smith & Nephew plc ...................     1,103,053
  263,000       Taylor Woodrow plc ...................     1,116,987
  700,000       Tesco plc ............................     3,685,711
                                                        ------------
                                                          62,840,175
                                                        ------------

                UNITED STATES - 1.75%
  375,000       Alea Group Holdings ..................     1,472,266
   50,000       Zentiva AS * .........................     1,245,000
                                                        ------------
                                                           2,717,266
                                                        ------------



                TOTAL COMMON STOCKS ..................   146,936,436
                ( Cost $119,638,439 )                   ------------


PAR VALUE
SHORT TERM INVESTMENTS - 4.79%

                REPURCHASE AGREEMENT - 4.79%
$ 7,440,000     State Street Bank and Trust Co., State
                Street Bank and Trust Co., 0.75%, due
                11/01/04, with a repurchase price of
                $7,440,465, collateralized by $5,445,000
                par US Treasury Bond, 8.125% due


                                                                OCTOBER 31, 2004

HENDERSON EUROPEAN FOCUS FUND-- PORTFOLIO OF INVESTMENTS (CONTINUED) (UNAUDITED)

PAR VALUE                                                      VALUE

                08/15/19. ............................     7,440,000
                                                        ------------

                TOTAL SHORT TERM INVESTMENTS .........     7,440,000
                ( Cost $7,440,000 )                     ------------

TOTAL INVESTMENTS - 99.27% ...........................   154,376,436
                ( Cost $127,078,439 )                   ------------

NET OTHER ASSETS AND LIABILITIES - 0.73% ............      1,138,810
                                                        ------------
TOTAL NET ASSETS - 100.00% ...........................  $155,515,246
                                                        ============

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets:   % of Net Assets
                Construction & Engineering ...........      6.16%
                Building Material ....................      6.05
                Oil & Gas Explore & Production .......      5.94
                Integrated Telecommunication Services       5.53
                Pharmaceuticals ......................      5.17
                Diversified Capital Markets ..........      4.27
                Restaurants ..........................      4.04
                Tobacco ..............................      3.66
                Diversified Bank .....................      3.30
                Internet Software & Services .........      2.93
                Application Software .................      2.52
                Asset Management & Custody Bank ......      2.46
                Food Retail ..........................      2.37
                Auto Parts & Equipments ..............      2.35
                Electric Utilities ...................      2.32
                Wireless Telecommunication Services ..      2.19
                Industrial Conglomerates .............      2.16
                Construction, Farm Machines & Trucks .      2.04
                Reinsurance ..........................      2.00
                Employment Services ..................      1.84
                Food Distributors ....................      1.69
                Thrift and Mortgage Finance ..........      1.66
                Automobile Manufacturers .............      1.61
                Homebuilding .........................      1.58
                Health Care Supplies .................      1.52
                Marine ...............................      1.51
                Integrated Oil & Gas .................      1.40
                Personal Products ....................      1.35
                Alternative Carriers .................      1.17
                Metal & Glass Containers .............      1.14
                Paper Products .......................      1.14
                Real Estate Management & Development .      1.12
                Air Freight & Logistics ..............      1.10
                Photographic Products ................      1.01
                Industrial Machinery .................      0.99
                Health Services ......................      0.92
                Specialty Stores .....................      0.73
                Office Services & Supplies ...........      0.69
                Gold .................................      0.66
                Communications Equipment .............      0.65
                Housewares & Specialities ............      0.60
                Investment Banking & Brokerage .......      0.57
                Hotels, Resorts & Cruise .............      0.26
                Other Diversified Financial Services .      0.11
                                                        ------------
                Common Stocks ........................     94.48
                Short-Term Investments ...............      4.79
                                                        ------------
                Total Investments ....................     99.27
                Net Other Assets and Liabilities .....       .73
                                                        ------------
                                                          100.00%
                                                        ============


HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund) as of October 31, 2004.

Net unrealized appreciation of the Fund's investment securities was $27,297,997 of which $29,605,466 related to appreciated investment securities and $2,307,469 related to depreciated investment securities for the fiscal quarter ended October 31, 2004.

   *     non-income producing security

  SDR    Swedish Depository Receipts

  ADR    American Depository Receipts


                                                                OCTOBER 31, 2004

    HENDERSON GLOBAL TECHNOLOGY FUND-- PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES                                                         VALUE

COMMON STOCKS - 94.34%

                CANADA - 1.70%
 1,500           Cognos, Inc. * ......................  $     59,265
                                                        ------------

                FINLAND - 2.87%
 6,500           Nokia Oyj ...........................       100,180
                                                        ------------

                GERMANY - 6.97%
16,500          ADVA AG Optical Networking * .........       104,961
 1,800          Freenet. de AG * .....................        36,255
   600          SAP AG ...............................       102,134
                                                        ------------
                                                             243,350
                                                        ------------

                JAPAN - 2.72%
   960          Canon, Inc., ADR .....................        47,520
 8,000          Fujitsu Acess Ltd. ...................        47,614
                                                        ------------
                                                              95,134
                                                        ------------

                SOUTH KOREA - 2.61%
   510          NHN Corp. ............................        39,553
   263          Samsung Electronics Co., Ltd., GDR ...        51,548
                                                        ------------
                                                              91,101
                                                        ------------

                TAIWAN - 1.36%
 6,276          Taiwan Semiconductor Manufacturing Co.,
                Ltd., ADR ............................        47,509
                                                        ------------

                UNITED KINGDOM - 3.00%
 2,050          NDS Group plc, ADR * .................        53,649
20,000          Vodafone Group plc ...................        51,185
                                                        ------------
                                                             104,834
                                                        ------------

                UNITED STATES - 73.11%
 2,128          Accenture Ltd. * .....................        51,519
 2,075          Adobe Systems, Inc. ..................       116,262
 2,307          Altera Corp. * .......................        52,438
 1,965          Amdocs Ltd. * ........................        49,420
 1,370          Apple Computer, Inc. * ...............        71,966
 1,180          Autodesk, Inc. .......................        62,245
 2,350          Automatic Data Processing, Inc. ......       101,966
 3,650          Avaya, Inc. * ........................        52,560
 1,500          Benchmark Electronics, Inc. * ........        50,955
 2,469          Cisco Systems, Inc. * ................        47,429
 2,250          Citrix Systems, Inc. * ...............        54,293
   750          Cognizant Technology Solutions * .....        25,500
 2,530          Comverse Technology, Inc. * ..........        52,219
 2,798          Dell, Inc. * .........................        98,098
 2,925          Digital River, Inc. * ................        97,402
   470          eBay, Inc. * .........................        45,877
 3,900          EMC Corp. * ..........................        50,193
 1,860          Intel Corp. ..........................        41,404
   500          International Business Machines Corp.         44,875
 1,180          KLA-Tencor Corp. * ...................        53,725
   605          Lexmark International, Inc. * ........        50,282
 3,500          Marvell Technology Group Ltd. * ......        99,995
 1,575          Mercury Interactive Corp. * ..........        68,402
 3,000          Microchip Technology, Inc. ...........        90,750
   453          MICROS Systems, Inc. * ...............        26,650
 5,035          Microsoft Corp. ......................       140,930
 2,000          Monster Worldwide, Inc. * ............        56,100
 2,250          Network Appliance, Inc. * ............        55,058
 9,050          Oracle Corp. * .......................       114,573
 4,750          PlanetOut, Inc. * ....................        47,500
   750          QUALCOMM, Inc. .......................        31,358
 3,600          Quest Software, Inc. * ...............        52,812
 2,750          Sapient Corp. * ......................        22,138
   890          Symantec Corp. * .....................        50,677
 2,200          Texas Instruments, Inc. ..............        53,790
10,400          TIBCO Software Inc. * ................       101,088
 2,400          Verisign, Inc. * .....................        64,392
 1,150          Verizon Communications Inc. ..........        44,965
 7,350          Xerox Corp. * ........................       108,559
 1,470          Yahoo, Inc. * ........................        53,199
                                                        ------------
                                                           2,553,564
                                                        ------------


                TOTAL COMMON STOCKS                        3,294,937
                ( Cost $2,818,706 ) ..................  ------------

DEPOSITORY RECEIPTS - 1.44%

                INDIA - 1.44%
   400          Infosys Technologies Ltd. ADR.........        26,600
   900          Satyam Computer Services ADR..........        23,643
                                                        ------------
                TOTAL DEPOSITORY RECEIPTS                     50,243
                ( Cost $44,076 ) .....................  ------------

TOTAL INVESTMENTS  - 95.78%                                3,345,180
                ( Cost $2,862,782 ) ..................  ------------
NET OTHER ASSETS AND LIABILITIES - 4.22% ............        147,413
                                                        ------------
TOTAL NET ASSETS - 100.00% ...........................  $  3,492,593
                                                        ============

OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets:   % of Net Assets
Application Software .................................       18.02%
Semiconductors .......................................       12.53
Systems Software .....................................       12.10
Communications Equipment .............................       11.14
Internet Software & Services .........................        9.68
Computer Hardware ....................................        7.51
Office Electronics ...................................        4.47
Computer Storage & Peripheral ........................        4.46
IT Consulting & Other Services .......................        4.28
Data Processing & Outsourcing Services ...............        2.92
Employment Services ..................................        1.61
Semiconductor Equipment ..............................        1.54
Wireless Telecommunication Services ..................        1.46
Electronic Manufacturing Services ....................        1.46
Internet Retail ......................................        1.31
Integrated Telecommunication Services ................        1.29
                                                        ------------
Total Investments ....................................       95.78
Net Other Assets and Liabilities .....................        4.22
                                                        ------------
                                                            100.00%
                                                        ============


                                                                OCTOBER 31, 2004

HENDERSON GLOBAL TECHNOLOGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

All percentages are based on the net assets of the Henderson Global Technology Fund (the "Fund) as of October 31, 2004.

Net unrealized appreciation of the Fund's investment securities was $482,398 of which $511,542 related to appreciated investment securities and $29,144 related to depreciated investment securities for the fiscal quarter ended October 31, 2004.

   *     Non-income producing security

  ADR    American Depository Receipts

  GDR    Global Depository Receipts

                                                                OCTOBER 31, 2004

                 HENDERSON INTERNATIONAL OPPORTUNITIES FUND --
                      PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES                                                               VALUE

COMMON STOCKS - 96.44%

                BELGIUM - 1.48%

   60,000       Omega Pharma S.A. .........................      $  3,281,334
                                                                 ------------

                FINLAND - 0.91%
  130,000       Nokia Oyj .................................         2,003,603
                                                                 ------------

                FRANCE - 9.83%
  250,000       France Telecom S.A. .......................         7,151,626
   55,000       Renault S.A. ..............................         4,599,477
   70,000       Sanofi-Synthelabo S.A. ....................         5,113,221
   41,000       Vinci S.A. ................................         4,879,105
                                                                 ------------
                                                                   21,743,429
                                                                 ------------

                GERMANY - 5.24%
   86,500       Altana AG .................................         4,367,801
  425,000       MobilCom AG ...............................         7,227,477
                                                                 ------------
                                                                   11,595,278
                                                                 ------------

                HONG KONG - 2.25%
  700,000       Swire Pacific Ltd. ........................         4,968,844
                                                                 ------------

                ITALY - 3.52%
  300,000       Enel SpA ..................................         2,711,499
  240,000       Riunione Adriatica di Sicurta SpA .........         5,066,563
                                                                 ------------
                                                                    7,778,062
                                                                 ------------

                JAPAN - 18.00%
  633,000       Daiwa Securities Group, Inc. ..............         3,880,872
   27,000       Electric Power Development Co., Ltd. * ....           705,433
  796,000       Minebea Co., Ltd. .........................         3,378,608
  590,000       Mitsui & Co., Ltd. ........................         4,958,404
  117,600       Nippon System Development Co., Ltd. .......         1,928,942
      969       Nippon Telegraph and Telephone Corp. ......         4,112,903
  129,500       Secom Co., Ltd. ...........................         4,702,650
  220,200       Tokyo Broadcasting System, Inc. ...........         3,526,689
  979,000       Toshiba Corp. .............................         3,942,964
  117,300       Toyota Motor Corp. ........................         4,569,411
    1,028       West Japan Railway Co. ....................         4,101,528
                                                                 ------------
                                                                   39,808,404
                                                                 ------------

                SOUTH KOREA - 4.34%
   15,200       NHN Corp. .................................         1,178,831
  200,000       Shinhan Financial Group Co., Ltd. .........         3,935,743
   16,000       Shinsegae Co., Ltd. .......................         4,497,992
                                                                 ------------
                                                                    9,612,566
                                                                 ------------
                SPAIN - 4.69%
  550,000       Cintra Concesiones de Infrastructuras de
                Transporte S.A. * .........................         5,433,833
  195,000       Industria de Diseno Textil, S.A. ..........         4,951,832
                                                                 ------------
                                                                   10,385,665
                                                                 ------------

                SWEDEN - 4.27%
  350,000       Assa Abloy AB, Series B ...................         4,721,068
  130,000       Scania AB .................................         4,715,785
                                                                 ------------
                                                                    9,436,853
                                                                 ------------

                SWITZERLAND - 9.28%
  104,000       Adecco S.A. ...............................         5,002,587
  150,000       Credit Suisse Group * .....................         5,125,156
   30,500       Nobel Biocare Holding AG ..................         4,982,812
    8,500       SGS, S.A. .................................         5,411,347
                                                                 ------------
                                                                   20,521,902
                                                                 ------------


SHARES                                                               VALUE

                THAILAND - 3.96%
1,800,000       Bangkok Bank Public Co., Ltd. * ...........         4,210,527
1,100,000       PTT Public Co. ............................         4,556,530
                                                                 ------------
                                                                    8,767,057
                                                                 ------------

                UNITED KINGDOM - 21.78%
  450,000       British American Tobacco plc ..............         6,769,673
  773,000       Capita Group plc ..........................         4,988,327
1,000,000       Halfords Group plc * ......................         5,228,610
  150,000       NDS Group plc, ADR * ......................         3,925,500
1,391,585       Photo-Me International plc ................         2,674,269
  500,000       Punch Taverns plc .........................         5,072,669
1,000,000       Regal Petroleum plc * .....................         6,283,504
  400,000       Rexam plc .................................         3,159,181
  145,842       Royal Bank of Scotland Group plc ..........         4,294,365
1,100,000       Tesco plc .................................         5,791,832
                                                                 ------------
                                                                   48,187,930
                                                                 ------------

                UNITED STATES - 6.89%
   46,500       Automatic Data Processing, Inc. ...........         2,017,635
   84,000       Citrix Systems, Inc. * ....................         2,026,920
   63,500       Digital River, Inc. * .....................         2,114,550
   31,800       Mercury Interactive Corp. * ...............         1,381,074
   65,000       Microchip Technology, Inc. ................         1,966,250
   66,000       Microsoft Corp. ...........................         1,847,340
  225,000       TIBCO Software, Inc. * ....................         2,187,000
  115,000       Xerox Corp. * .............................         1,698,550
                                                                 ------------
                                                                   15,239,319
                                                                 ------------

                TOTAL COMMON STOCKS .......................       213,330,246
                ( Cost $195,833,348 )                            ------------

    PAR VALUE

SHORT TERM INVESTMENTS - 1.66%

                REPURCHASE AGREEMENT - 1.66%
$3,677,000      State Street Bank and Trust Co., State
                Street Bank and Trust Co., 0.40%, due
                11/01/04, with a repurchase price of
                $3,677,123, collateralized by $2,555,000
                par US Treasury Bond, 8.875% due
                02/15/19. .................................         3,677,000
                                                                 ------------
                TOTAL SHORT TERM INVESTMENTS ..............         3,677,000
                ( Cost $3,677,000 )                              ------------

TOTAL INVESTMENTS - 98.10% ................................       217,007,246
                ( Cost $199,510,348 )                            ------------

NET OTHER ASSETS AND LIABILITIES - 1.90% .................          4,193,649
                                                                 ------------
TOTAL NET ASSETS - 100.00% ................................      $221,200,895
                                                                 ============


                                                                OCTOBER 31, 2004

                  HENDERSON INTERNATIONAL OPPORTUNITIES FUND --
                PORTFOLIO OF INVESTMENTS (CONTINUED) (UNAUDITED)


OTHER INFORMATION:

Industry Concentration as a Percentage of Net Assets:      % of Net Assets
     Diversified Bank .....................................      5.62%
     Application Software .................................      5.17
     Integrated Telecommunication Services ................      5.09
     Construction & Engineering ...........................      4.66
     Diversified Commercial Services ......................      4.58
     Employment Services ..................................      4.52
     Pharmaceuticals ......................................      4.28
     Automobile Manufacturers .............................      4.15
     Wireless Telecommunication Services ..................      3.27
     Tobacco ..............................................      3.06
     Oil & Gas Explore & Production .......................      2.84
     Food Retail ..........................................      2.62
     Auto Parts & Equipments ..............................      2.36
     Diversified Capital Markets ..........................      2.32
     Restaurants ..........................................      2.29
     Multi-Line Insurance .................................      2.29
     Health Care Equipment ................................      2.25
     Real Estate Management & Development .................      2.25
     Trading Companies & Distributors .....................      2.24
     Apparel Retail .......................................      2.24
     Construction, Farm Machines & Trucks .................      2.14
     Building Material ....................................      2.13
     Integrated Oil & Gas .................................      2.06
     Hypermarkets & Super Centers .........................      2.03
     Railroads ............................................      1.85
     Computer Hardware ....................................      1.78
     Investment Banking & Brokerage .......................      1.76
     Broadcasting & Cable TV ..............................      1.59
     Electric Utilities ...................................      1.55
     Industrial Machinery .................................      1.53
     Internet Software & Services .........................      1.49
     Health Care Supplies .................................      1.48
     Metal & Glass Containers .............................      1.43
     Photographic Products ................................      1.21
     Data Processing & Outsourcing Services ...............      0.91
     Communications Equipment .............................      0.91
     Semiconductors .......................................      0.89
     Systems Software .....................................      0.83
     Office Electronics ...................................      0.77
                                                           ---------------
     Common Stocks ........................................     96.44
     Short Term Investments ...............................      1.66
                                                           ---------------
     Total Investments ....................................     98.10
                                                           ---------------
     Net Other Assets and Liabilities .....................      1.90
                                                           ---------------
                                                               100.00%
                                                           ===============


                                                                OCTOBER 31, 2004

HENDERSON INTERNATIONAL OPPORTUNITES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund) as of October 31, 2004.

Net unrealized appreciation of the Fund's investment securities was $17,496,898 of which $20,231,028 related to appreciated investment securities and $2,734,130 related to depreciated investment securities for the fiscal quarter ended October 31, 2004.

   *     non-income producing security

  ADR    American Depository Receipts


                                                                OCTOBER 31, 2004


          HENDERSON INCOME ADVANTAGE FUND -- PORTFOLIO OF INVESTMENTS

    PAR
   AMOUNT                                                            COUPON         MATURITY                  VALUE

              Corporate Bonds - 86.02%

              Aerospace & Defense - 2.15%
$  500,000      Be Aerospace, Inc.                                   8.500%        10/01/2010             $   550,000
                                                                                                          -----------

              Apparel & Textiles - 1.25%
   300,000      Samsonite Corp.                                      8.875%        06/01/2011                 321,000
                                                                                                          -----------

              Auto - 1.14%
   250,000      Tenneco Automotive, Inc. Series B                   10.250%        07/15/2013                 292,500
                                                                                                          -----------

              Building Material - 2.74%
   300,000      Ply Gem Industries, Inc. (a)                         9.000%        02/15/2012                 300,750
   200,000      THL Buildco (Nortek), Inc. (a)                       8.500%        09/01/2014                 213,000
   200,000      WII Components, Inc.                                10.000%        02/15/2012                 189,000
                                                                                                          -----------
                                                                                                              702,750
                                                                                                          -----------

              Chemicals - 2.66%
   300,000      Crystal US Holdings 3 LLC                         0/10.500%        10/01/2014                 190,500
   150,000      Innophos, Inc. (a)                                   8.875%        08/15/2014                 162,375
   300,000      Lyondell Chemicals Co.                               9.500%        12/15/2008                 328,500
                                                                                                          -----------
                                                                                                              681,375
                                                                                                          -----------

              Consumer Products - 2.43%
   300,000      Amscan Holdings, Inc. (a)                            8.750%        05/01/2014                 303,000
   300,000      Elizabeth Arden Inc.                                 7.750%        01/15/2014                 321,375
                                                                                                          -----------
                                                                                                              624,375
                                                                                                          -----------

              Diversified Capital - 2.25%
   300,000      Trinity Industries, Inc.                             6.500%        03/15/2014                 300,000
   300,000      United Rentals North America, Inc.                   7.000%        02/15/2014                 278,250
                                                                                                          -----------
                                                                                                              578,250
                                                                                                          -----------

              Electronics - 1.04%
   250,000      Freescale Semiconductor Inc. (a)                     7.125%        07/15/2014                 266,250
                                                                                                          -----------

              Energy - 11.68%
   275,000      Belden & Blake Corp. (a)                             8.750%        07/15/2012                 298,375
   100,000      Citgo Petroleum Corp. (a)                            6.000%        10/15/2011                 102,250
   200,000      Comstock Resources, Inc.                             6.875%        03/01/2012                 208,000
   250,000      Encore Acquisition Co.                               6.250%        04/15/2014                 257,500
   300,000      Frontier Oil Corp. (a)                               6.625%        10/01/2011                 312,000
   250,000      Giant Industries, Inc.                               8.000%        05/15/2014                 261,875
   300,000      Hilcorp Energy Co. (a)                              10.500%        09/01/2010                 339,750
   400,000      Markwest Energy Partners (a)                         6.875%        11/01/2014                 410,000
   300,000      Petrobras International Finance Co.                  7.750%        09/15/2014                 301,875
   300,000      Premcor Refining Group, Inc.                         7.750%        02/01/2012                 333,750
   150,000      Pride International, Inc. (a)                        7.375%        07/15/2014                 169,500
                                                                                                          -----------
                                                                                                            2,994,875
                                                                                                          -----------

                                                                OCTOBER 31, 2004


              Finance & Investment - 3.27%
   200,000      Dollar Financial Group, Inc.                         9.750%        11/15/2011                 214,500
   250,000      Global Cash Access, Inc.                             8.750%        03/15/2012                 272,500
   325,000      Refco Finance Holdings (a)                           9.000%        08/01/2012                 352,625
                                                                                                          -----------
                                                                                                              839,625
                                                                                                          -----------

              Food - 1.15%
   100,000      B & G Foods Holding Corp.                            8.000%        10/01/2011                 106,000
   200,000      Pinnacle Foods Holdings Corp. (a)                    8.250%        12/01/2013                 190,000
                                                                                                          -----------
                                                                                                              296,000
                                                                                                          -----------

              Food Restaurant - 1.42%
   350,000      Dennys Corp. (a)                                    10.000%        10/01/2012                 364,875
                                                                                                          -----------

              Food Wholesale - 0.87%
   200,000      Pilgrims Pride Corp.                                 9.250%        11/15/2013                 224,000
                                                                                                          -----------

              Forestry & Paper - 2.06%
   100,000      Boise Cascade LLC (a)                             L+ 2.875%        10/15/2012                 102,750
   100,000      Boise Cascade LLC (a)                                7.125%        10/15/2014                 104,881
   300,000      Millar Western Forest Products Ltd.                  7.750%        11/15/2013                 321,750
                                                                                                          -----------
                                                                                                              529,381
                                                                                                          -----------

              Gaming - 5.76%
   300,000      Choctaw Resort Development (a)                       7.250%        11/15/2019                 307,875
   400,000      Enterprise MGM MIRAGE, Inc. (a)                      9.750%        06/01/2007                 452,000
   200,000      Poster Financial Group, Inc.                         8.750%        12/01/2011                 210,500
   200,000      River Rock Entertainment                             9.750%        11/01/2011                 218,500
   250,000      Venetian Casino Resort LLC                          11.000%        06/15/2010                 288,437
                                                                                                          -----------
                                                                                                            1,477,312
                                                                                                          -----------

              Health Services - 7.44%
   300,000      Chemed Corp.                                         8.750%        02/24/2011                 315,000
   200,000      Genesis Healthcare Corp.                             8.000%        10/15/2013                 218,500
   300,000      Iasis Healthcare Corp. (a)                           8.750%        06/15/2014                 324,000
   150,000      National Mentor, Inc. (a)                            9.625%        12/01/2012                 154,500
   250,000      Universal Hospital Services, Inc.                   10.125%        11/01/2011                 256,250
   300,000      US Oncology, Inc. (a)                                9.000%        08/15/2012                 325,500
   300,000      Vanguard Health Holding II (a)                       9.000%        10/01/2014                 315,000
                                                                                                          -----------
                                                                                                            1,908,750
                                                                                                          -----------

              Hotels - 0.48%
   119,000      HMH Properties Inc., Series B                        7.875%        08/01/2008                 122,868
                                                                                                          -----------

              Leisure - 3.80%
   300,000      Bombardier Recreational Products,                    8.375%        12/15/2013                 324,000
                Inc. (a)
   400,000      NCL Corp. (a)                                       10.625%        07/15/2014                 418,000
   200,000      Universal City Development Partners                 11.750%        04/01/2010                 234,000
                                                                                                          -----------
                                                                                                              976,000
                                                                                                          -----------

              Machinery - 1.47%
   270,000      Case New Holland, Inc.  (a)                          6.000%        06/01/2009                 271,350
   100,000      Dresser Rand Group, Inc.                             7.375%        11/01/2014                 105,250
                                                                                                          -----------
                                                                                                              376,600
                                                                                                          -----------

                                                                OCTOBER 31, 2004

              Media - 8.54%
   500,000      Charter Communication Holdings II                   10.250%        09/15/2010                 522,500
                LLC
   200,000      CSC Holdings, Inc.                                   7.250%        07/15/2008                 213,250
   250,000      DirectTV Holdings LLC                                8.375%        03/15/2013                 286,250
   200,000      Insight Midwest Lp Insight Cap                      10.500%        11/01/2010                 222,500
   300,000      Kabel Deutschland GmbH (a)                          10.625%        07/01/2014                 337,500
   200,000      Nextmedia Operating, Inc.                           10.750%        07/01/2011                 225,250
   500,000      Telenet Group Holding NV (a)                      0/11.500%        06/15/2014                 382,500
                                                                                                          -----------
                                                                                                            2,189,750
                                                                                                          -----------

              Non-Food & Drug Retail - 2.11%
   200,000      Finlay Fine Jewelry Corp.                            8.375%        06/01/2012                 219,500
   300,000      Petro Stopping Centers L.P.                          9.000%        02/15/2012                 322,500
                                                                                                          -----------
                                                                                                              542,000
                                                                                                          -----------

              Target Return Index Securities Trust - 4.21%
   988,372      Trains HY 2004-1 (a)                                 8.211%        08/01/2015               1,079,279
                                                                                                          -----------

              Packaging - 2.53%
   300,000      Graham Packaging Co., Inc. (a)                       9.875%        10/15/2014                 319,500
   300,000      Owens-Brockway Glass Containers, Inc.                8.875%        02/15/2009                 330,750
                                                                                                          -----------
                                                                                                              650,250
                                                                                                          -----------

              Publishing & Printing - 2.42%
   100,000      Advertising Directory Solution (a)                   9.250%        11/15/2012                 104,875
   250,000      Nebraska Book Co., Inc.                              8.625%        03/15/2012                 254,375
   250,000      Reader's Digest Association, Inc.                    6.500%        03/01/2011                 260,625
                                                                                                          -----------
                                                                                                              619,875
                                                                                                          -----------

              Telecommunications - 7.31%
   200,000      Inmarsat Finance plc                                 7.625%        06/30/2012                 203,000
   300,000      MCI Inc.                                             5.908%        05/01/2007                 300,000
   200,000      Millicom International Cellular S.A. (a)            10.000%        12/01/2013                 203,000
   125,000      NTL Cable plc (a)                                    8.750%        04/15/2014                 138,437
   800,000      Panamsat Holding Corp. (a)                        0/10.375%        11/01/2014                 482,000
   300,000      Qwest Services Corp. (a)                            13.500%        12/15/2010                 355,500
   200,000      Rogers Wireless Communications, Inc.                 6.375%        03/01/2014                 192,000
                                                                                                          -----------
                                                                                                            1,873,937
                                                                                                          -----------

              Transportation - 1.27%
   300,000      Horizon Lines LLC (a)                                9.000%        11/01/2012                 325,875
                                                                                                          -----------

              Utilities - 2.57%
   200,000      MSW Energy Holdings, Series B                        7.375%        09/01/2010                 211,000
   200,000      NRG Energy, Inc. (a)                                 8.000%        12/15/2013                 221,250
   200,000      Reliant Resourse, Inc.                               9.500%        07/15/2013                 226,000
                                                                                                          -----------
                                                                                                              658,250
                                                                                                          -----------
              Total Corporate Bonds                                                                        22,066,002
                ( Cost $21,308,204 )                                                                      -----------


              Foreign Sovereign - 5.85%
                Philippines - 1.08%
   280,000      Republic of Philippines                              8.875%        03/17/2015                 276,850

                Russia - 1.37%
   300,000      Aries Vermogensverwaltungs (Russia)                  9.600%        10/25/2014                 351,750

                Turkey - 1.67%
   250,000      Republic of Turkey                                   9.000%        06/30/2011                 279,062
   150,000      Republic of Turkey                                   7.250%        03/15/2015                 150,750
                                                                                                          -----------
                                                                                                              429,812
                                                                                                          -----------
                Uruguay - 1.73%
   500,000      Republic of Uruguay                                  7.500%        03/15/2015                 442,500
                                                                                                          -----------
               Total Foreign Sovereign                                                                      1,500,912
                ( Cost: $1,453,724 )                                                                      -----------

SHORT TERM INVESTMENTS - 7.80%

                Repurchase Agreement - 7.80%
 2,001,000      State Street Bank and Trust Co.;                     0.400%        11/01/2004
                0.40% due 11/1/04 with a repurchase
                price of $2,001,067 collateralized by a
                $1,390,000 par U.S. Treasury Bond,
                8.875%, due 2/15/19.                                                                        2,001,000
                                                                                                          -----------
                TOTAL SHORT TERM INVESTMENT                                                                 2,001,000
                (Cost: $2,001,000)                                                                        -----------

TOTAL INVESTMENTS - 99.67%                                                                                 25,567,914
                (COST $24,762,928)

NET ASSETS AND LIABILITIES - 0.33%                                                                             84,142
                                                                                                          -----------
NET ASSETS - 100.00%                                                                                      $25,652,056
                                                                                                          ===========

Country Diversification as a Percentage of Net Assets            % of Net Assets

United States ...............................................             75.24%
Canada ......................................................              4.67
Germany .....................................................              2.68
Uruguay .....................................................              1.73
Turkey ......................................................              1.68
Belgium .....................................................              1.49
United Kingdom ..............................................              1.33
Cayman Island ...............................................              1.18
Phillippines ................................................              1.08
Luxembourg ..................................................              0.79
                                                                     ----------
Corporate and Government Bonds ..............................             91.87
Short Term Investment .......................................              7.80
                                                                     ----------
Total Investments ...........................................             99.67
Net Other Assests and Liabilities ...........................              0.33
                                                                     ----------
                                                                         100.00%
                                                                     ===========



                                                                October 31, 2004

HENDERSON INCOME ADVANTAGE FUND

NOTES TO PORTFOLIO OF INVESTMENTS

All percentages are based on the net assets of the Henderson Income Advantage Fund (the "Fund) as of October 31, 2004.

Net unrealized appreciation of the Fund's investment securities was $804,986 of which $857,475 related to appreciated investment securities and $52,489 related to depreciated investment securities for the fiscal quarter ended October 31, 2004.

  (a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as ammended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified instutional buyers.


                                                                October 31, 2004

     HENDERSON U.S. CORE GROWTH FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHARES                                                                  VALUE

COMMON STOCKS - 99.29%

                  AEROSPACE & DEFENSE - 2.07%
 3,150            Boeing Co.                                       $    157,185
                                                                   ------------

                  BIOTECHNOLOGY - 1.35%
 1,800            Amgen Inc. *                                          102,240
                                                                   ------------

                  CHEMICALS - 2.20%
 3,900            Monsanto Co.                                          166,725
                                                                   ------------

                  COMMERCIAL SERVICES & SUPPLIES - 4.10%
 8,400            Cendant Corp.                                         172,956
 3,900            Rockwell Collins, Inc.                                138,333
                                                                   ------------
                                                                        311,289
                                                                   ------------

                  COMMUNICATIONS EQUIPMENT - 11.28%
 8,600            Cisco Systems, Inc. *                                 165,206
19,500            Corning, Inc. *                                       223,275
 4,300            Juniper Networks Inc. *                               114,423
10,500            Motorola, Inc.                                        181,230
 4,100            QUALCOMM, Inc.                                        171,421
                                                                   ------------
                                                                        855,555
                                                                   ------------

                  CONSUMER DISCRETIONARY - 1.79%
 3,000            Lennar Corp., Class A                                 134,940
                                                                   ------------

                  CONSUMER STAPLES 2.17%
 3,240            Hershey Foods Corp.                                   164,236
                                                                   ------------

                  ENERGY - 7.56%
 3,000            BJ Services Co.                                       153,000
 3,650            Exxon Mobil Corp.                                     179,653
 6,500            Halliburton Co.                                       240,760
                                                                   ------------
                                                                        573,413
                                                                   ------------

                  FINANCIALS - 20.01%
 3,200            Capital One Financial Corp.                           236,032
 3,600            Citigroup, Inc.                                       159,732
 3,000            Commerce Bancorp, Inc.                                177,720
 2,360            Freddie Mac                                           157,176
 1,400            Goldman Sachs Group, Inc.                             137,732
 7,300            MBNA Corp.                                            187,099
 2,800            Merrill Lynch & Co.                                   151,032
 2,040            Moody's Corp.                                         158,732
 2,720            T. Rowe Price Group, Inc.                             151,694
                                                                   ------------
                                                                      1,516,949
                                                                   ------------

                                                                October 31, 2004

     HENDERSON U.S. CORE GROWTH FUND - PORTFOLIO OF INVESTMENTS (UNAUDITED)

   SHARES                                                                VALUE

                  HEALTH CARE EQUIPMENT & SUPPLIES - 6.10%
 5,630            Boston Scientific Corp.  *                       $    198,739
 3,445            St. Jude Medical, Inc.  *                             263,784
                                                                   ------------
                                                                        462,523
                                                                   ------------

                  HEALTH CARE PROVIDERS & SERVICES - 3.59%
 5,735            Caremark Rx, Inc. *                                   171,878
 9,400            Tenet Healthcare Corp. *                              100,768
                                                                   ------------
                                                                        272,646
                                                                   ------------

                  INDUSTRIAL CONGLOMORATES - 3.29%
 8,000            Tyco International, Ltd.                              249,200
                                                                   ------------

                  MEDIA - 6.30%
 7,500            Comcast Corp., Class A *                              217,800
 4,800            IAC / InterActiveCorp. *                              103,776
 9,400            Time Warner, Inc. *                                   156,416
                                                                   ------------
                                                                        477,992
                                                                   ------------

                  PHARMACEUTICALS - 4.60%
 4,055            Glaxosmithkline plc ADR                               171,932
 6,800            Teva Pharmaceutical Industries, Ltd. ADR              176,800
                                                                   ------------
                                                                        348,732
                                                                   ------------

                  RETAIL - 8.12%
 2,500            Amazon.Com, Inc. *                                     85,325
 4,500            Jones Apparel Group, Inc.                             158,850
 2,450            Nike.Inc., Class B                                    199,210
 3,440            Target Corp.                                          172,069
                                                                   ------------
                                                                        615,454
                                                                   ------------

                  SEMICONDUCTOR EQUIPMENT & PRODUCTS - 5.87%
11,600            Applied Materials, Inc.  *                            186,760
10,500            Micron Technology, Inc. *                             127,890
 7,900            Teradyne, Inc. *                                      130,824
                                                                   ------------
                                                                        445,474
                                                                   ------------

                  SOFTWARE - 8.89%
 3,650            Adobe Systems, Inc.                                   204,509
 4,400            BMC Software Inc. *                                    83,248
 1,800            Electronic Arts, Inc. *                                80,856
 3,740            Mercury Interactive Corp. *                           162,428
 5,100            Microsoft Corp.                                       142,749
                                                                   ------------
                                                                        673,790
                                                                   ------------

TOTAL INVESTMENTS - 99.29%                                            7,528,343
                  (Cost $7,374,651)                                ------------

NET OTHER ASSETS & LIABILITIES - 0.71%                                   54,108
                                                                   ------------

NET ASSETS - 100.00%                                               $  7,582,451
                                                                   ============


                                                                October 31, 2004

HENDERSON U.S. CORE GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS

All percentages are based on the net assets of the Henderson U.S. Core Growth Fund (the "Fund) as of October 31, 2004.

Net unrealized appreciation of the Fund's investment securities was $153,692 of which $323,489 related to appreciated investment securities and $169,797 related to depreciated investment securities for the fiscal quarter ended October 31, 2004.

   *     Non-income producing security

  ADR    American Depository Receipts

                                                                October 31, 2004

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.           EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    December 29, 2004

By:      /s/ Karen Buiter
         ----------------
         Karen Buiter
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    December 29, 2004